Note 9 - Other Disclosures - RSUs Granted (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Increase in equity (kEUR)	€ 1,447	€ 1,981	€ 32,160
Restricted stock units [member]
Statement Line Items [Line Items]
Number of options	63,869	86,411	0
Weighted average fair value at measurement date (EUR) (in EUR per share) | € / shares	€ 13.34	€ 14.74
Expense of the period (kEUR)	€ 390	€ 83
Increase in equity (kEUR)	€ 390	€ 83
Granted during the period	0	86,411
Restricted stock units bonus [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date (EUR) (in EUR per share) | € / shares	€ 0.92
Expense of the period (kEUR)	€ 96
Increase in equity (kEUR)	€ 96
Granted during the period	104,468